Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Bombardier Inc. [member]
Disclosure of transactions between related parties [line items]
Reimbursement of income taxes, related party transactions	$ 22.7	$ 22.4